UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     KS Management Corp.

Address:  11 West 42nd Street, 30th Floor
          New York, New York 10036

13F File Number: 028-11617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Jemal
Title:   Chief Financial Officer/Chief Compliance Officer
Phone:   (212) 764-3500


Signature, Place and Date of Signing:

   /s/ Michael Jemal            New York, New York           February 10, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       19

Form 13F Information Table Value Total:       59,909
                                              (thousands)


List of Other Included Managers:

None

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4  COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8

                                                           VALUE     SHS OR  SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION  MGRS      SOLE      SHARED   NONE
ACCURIDE CORP NEW             COM NEW           00439T206   1,850    259,903 SH           SOLE               259,903
COMPLETE PRODUCTION SERVICES  COM               20453E109    2182     65,000 SH           SOLE                65,000
DOLLAR THRIFTY AUTOMOTIVE GP  COM               256743105   2,760     39,278 SH           SOLE                39,278
GENERAL MTRS CO               COM               37045V100     205     10,160 SH           SOLE                10,160
GOODRICH CORP                 COM               382388106  10,119     81,800 SH           SOLE                81,800
HEALTHSPRING INC              COM               42224N101     763     14,000 SH           SOLE                14,000
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100     480     14,789 SH           SOLE                14,789
MEDCO HEALTH SOLUTIONS INC    COM               58405U102   1,621     29,000 SH           SOLE                29,000
MOTOROLA MOBILITY HLDGS INC   COM               620097105   6,072    156,500 SH           SOLE               156,500
NETLOGIC MICROSYSTEMS INC     COM               64118B100   8,791    177,349 SH           SOLE               177,349
PHARMASSET INC                COM               71715N106   7,384     57,600 SH           SOLE                57,600
PHARMASSET INC                COM               71715N106     213     50,600      PUT     SOLE                50,600
PILGRIMS PRIDE CORP NEW       COM               72147K108     364     63,184 SH           SOLE                63,184
RIGHTNOW TECHNOLOGIES INC     COM               76657R106   2,478     58,000 SH           SOLE                58,000
RSC HOLDINGS INC              COM               74972L102   2,775    150,000 SH           SOLE               150,000
SONOSITE INC                  COM               83568G104   1,616     30,000 SH           SOLE                30,000
SUCCESSFACTORS INC            COM               864596101   3,649     91,500 SH           SOLE                91,500
TEMPLE INLAND INC             COM               879868107   6,126    193,200 SH           SOLE               193,200
WESTERN COPPER & GOLD CORP    COM               95805V108     461    298,000 SH           SOLE               298,000







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